Equity - Financial Liabilities and Equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017
Equity and liabilities [abstract]
Financing liabilities	¥ 7,469,686	¥ 7,331,120
Equity	¥ 8,286,023	¥ 8,565,790	¥ 7,569,626